Investment Strategy - State Street SPDR Nasdaq MyPaycheck ETF	Nov. 12, 2026
Prospectus [Line Items]
Strategy [Heading]	The Fund's Principal Investment Strategy
Strategy Narrative [Text Block]	In seeking to track the performance of the Nasdaq MyPaycheck Total Return Index (the “Index”), the Fund generally employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index. Under certain circumstances, however, the Fund may use a sampling strategy, whereby SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”) may choose to overweight securities in the Index, purchase or sell securities not in the Index, or utilize various combinations of other available techniques, as determined by the Adviser to be in the best interest of the Fund in pursuing its objective.Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in the securities comprising the index it seeks to track. The Fund may also invest in cash and cash equivalents or money market instruments (including money market funds advised by the Adviser) for cash management purposes. In seeking to track the Index, the Fund's assets may be concentrated in an industry or group of industries, but only to the extent that the Index concentrates in a particular industry or group of industries.The Index is designed to (i) measure the performance of a diversified portfolio of 10 exchange-traded products (the “Underlying ETPs”) that, in the aggregate, provide exposure to domestic and international equity securities, domestic and international fixed income securities, commodities (including through investments in commodity-linked derivatives) and real estate investment trusts (“REITs”) and (ii) support a targeted, fixed-dollar monthly payout that is inflation-adjusted semi-annually.Each Underlying ETP is listed on a U.S. exchange and, except for SPDR® Gold MiniShares® Trust, is managed by the Adviser.As of the date of this Prospectus, the Underlying ETPs comprising the Index, as well as their target Index weights and underlying asset class exposures, are as follows:ETP NAMETARGET INDEX WEIGHTASSET CLASS EXPOSUREState Street® SPDR® Portfolio S&P 500 ETF15%Equity (25%)State Street® SPDR® MSCI ACWI ex-US ETF10%State Street® SPDR® Portfolio Aggregate Bond Index ETF10%Fixed Income (50%)State Street® SPDR® Portfolio High Yield Bond Index ETF15%State Street® SPDR® Bloomberg Emerging Markets USD Bond ETF15%State Street® SPDR® Bloomberg 1-10 Year TIPS ETF5%State Street® SPDR® Portfolio Long Term Treasury Index ETF5%SPDR® Gold MiniShares® Trust10%Commodities (20%)State Street® SPDR® Bloomberg Enhanced Roll Yield Commodity Strategy No K-1 ETF10%State Street® SPDR® Dow Jones® REIT ETF5%REITs (5%)The Fund will invest directly in shares of each Underlying ETP, except for the SPDR Gold Minishares Trust (“GLDM”). The Fund expects to gain exposure to GLDM by investing in a wholly-owned subsidiary, an exempted limited company organized under the laws of the Cayman Islands (the “Subsidiary”) that invests in shares of GLDM. The Subsidiary is managed by the Adviser. The Fund's investments in the Subsidiary generally provide the Fund with exposure to GLDM within the limits of the federal tax laws, which limit the ability of investment companies like the Fund to invest directly in physical gold-backed ETPs. The Fund will not invest more than 25% of the value of its total assets in the Subsidiary. The Index is rebalanced to the target Index weights monthly effective at market open on the seventh trading day of each month.The Index seeks to support a targeted monthly distribution payout that is inflation-adjusted semi-annually (the “Payout”). The initial Payout is equal to the annualized amount of 5% of the Index level on the inception date of the Index on May 7, 2026. Thereafter, the Payout is adjusted for inflation semi-annually every June and December based on changes to the rolling 12-month U.S. inflation rate as measured by the U.S. Consumer Price Index (the “Inflation Adjustment”). In addition to calculating the Index, the Index Provider (defined below) calculates the Nasdaq MyPaycheck Monthly Decrement Index (the “Decrement Index”), which is designed to represent the value of the Index after the deduction of the Payout. During any period in which the level of the Decrement Index falls below 50% of its historical maximum level, the Inflation Adjustment will not be implemented and the Payout will be adjusted so that it does not exceed the income generated by the Underlying ETPs (the “Decrement Limitation”).The Index is sponsored by Nasdaq, Inc. (the “Index Provider”). The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.Distribution Policy. To provide shareholders a predictable, but not assured, level of cash flow, the Fund intends to pay monthly distributions on Fund shares in accordance with the Payout. The Fund is not an annuity or any other type of insurance contract. Consequently, distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or any third party. Shareholders receiving periodic distributions from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital. Shareholders should not assume that the source of a distribution from the Fund is net profit. The Fund's initial monthly per share distribution will be determined based on the product of (i) the Fund's net asset value per share and (ii) the Payout relative to the Index level at the time of calculation. For example, if at the time of calculation the Fund's net asset value per share is $25, and the Payout relative to the Index level is the annualized amount of 5%, the Fund would seek to pay an initial monthly distribution of approximately $0.10 per share (an annualized rate of $1.25 per share). The Fund would then seek to make subsequent monthly distributions fixed to the Fund's initial monthly per share distribution amount. The monthly per share distribution amount will be subject to the semi-annual Inflation Adjustment described above, except during periods when the Decrement Limitation is in effect. In addition, during periods when the Decrement Limitation is in effect, the monthly per share distribution amount will be adjusted to include only income earned from the Fund's investments. Monthly distribution amounts are not guaranteed, will vary over time, and may decline during deflationary periods. The preceding example is meant for illustrative purposes only and does not reflect the Fund's current monthly per share distribution amount. For more information about the Index, the Decrement Index, and the current monthly distribution amount, please visit the Fund's website at www.statestreet.com/im.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Index is designed to (i) measure the performance of a diversified portfolio of 10 exchange-traded products (the “Underlying ETPs”) that, in the aggregate, provide exposure to domestic and international equity securities, domestic and international fixed income securities, commodities (including through investments in commodity-linked derivatives) and real estate investment trusts (“REITs”) and (ii) support a targeted, fixed-dollar monthly payout that is inflation-adjusted semi-annually.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Each Underlying ETP is listed on a U.S. exchange and, except for SPDR® Gold MiniShares® Trust, is managed by the Adviser.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in the securities comprising the index it seeks to track.